Risk Report - Credit Risk Exposure - Credit Risk Profile by Industry Sector (Detail) - EUR (€) € in Thousands		Dec. 31, 2024		Dec. 31, 2023
Total | Credit Risk Profile [Domain Member]
Credit Risk Profile by Industry Sector [Line Items]
Agriculture, forestry and fishing		€ 602,000		€ 643,000
Mining and quarrying		12,293,000		10,012,000
Manufacturing		102,375,000		100,783,000
Electricity, gas, steam and air conditioning supply		19,541,000		15,289,000
Water supply, sewerage, waste management and remediation activities		2,070,000		1,250,000
Construction		11,793,000		11,177,000
Wholesale and retail trade, repair of motor vehicles and motorcycles		47,904,000		45,973,000
Transport and storage		12,710,000		13,548,000
Accommodation and food service activities		4,311,000		3,124,000
Information and communication		30,918,000		25,449,000
Financial and insurance activities		474,109,000	[1],[2]	381,232,000	[3],[4]
Real estate activities		62,114,000	[5],[6]	60,343,000	[7],[8]
Professional, scientific and technical activities		15,075,000		15,843,000
Administrative and support service activities		15,661,000		15,950,000
Public administration and defense, compulsory social security		139,577,000		137,893,000
Education		797,000		645,000
Human health services and social work activities		6,550,000		6,543,000
Arts, entertainment and recreation		2,124,000		2,683,000
Other service activities		20,514,000		14,531,000
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use		225,190,000		243,459,000
Activities of extraterritorial organizations and bodies		3,735,000		2,010,000
Total		1,209,964,000		1,108,381,000
Loans [Member] | at amortized cost [Member]
Credit Risk Profile by Industry Sector [Line Items]
Agriculture, forestry and fishing		336,000	[9],[10]	384,000	[11],[12]
Mining and quarrying		1,885,000	[9],[10]	2,774,000	[11],[12]
Manufacturing		26,634,000	[9],[10]	28,397,000	[11],[12]
Electricity, gas, steam and air conditioning supply		4,346,000	[9],[10]	4,081,000	[11],[12]
Water supply, sewerage, waste management and remediation activities		595,000	[9],[10]	486,000	[11],[12]
Construction		4,330,000	[9],[10]	4,257,000	[11],[12]
Wholesale and retail trade, repair of motor vehicles and motorcycles		21,405,000	[9],[10]	21,030,000	[11],[12]
Transport and storage		4,766,000	[9],[10]	4,924,000	[11],[12]
Accommodation and food service activities		2,665,000	[9],[10]	1,862,000	[11],[12]
Information and communication		8,930,000	[9],[10]	7,589,000	[11],[12]
Financial and insurance activities		126,640,000	[1],[9],[10]	110,901,000	[3],[11],[12]
Real estate activities		49,859,000	[5],[9],[10]	49,267,000	[7],[11],[12]
Professional, scientific and technical activities		6,276,000	[9],[10]	6,889,000	[11],[12]
Administrative and support service activities		8,921,000	[9],[10]	8,911,000	[11],[12]
Public administration and defense, compulsory social security		5,740,000	[9],[10]	5,731,000	[11],[12]
Education		295,000	[9],[10]	279,000	[11],[12]
Human health services and social work activities		4,130,000	[9],[10]	4,390,000	[11],[12]
Arts, entertainment and recreation		820,000	[9],[10]	1,017,000	[11],[12]
Other service activities		6,719,000	[9],[10]	5,302,000	[11],[12]
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use		204,282,000	[9],[10]	216,055,000	[11],[12]
Activities of extraterritorial organizations and bodies		5,000	[9],[10]	0	[11],[12]
Total		489,579,000	[9],[10]	484,527,000	[11],[12]
Loans [Member] | at fair value through P/L [Member]
Credit Risk Profile by Industry Sector [Line Items]
Agriculture, forestry and fishing		0		2,000
Mining and quarrying		2,392,000		230,000
Manufacturing		525,000		285,000
Electricity, gas, steam and air conditioning supply		632,000		307,000
Water supply, sewerage, waste management and remediation activities		0
Construction		244,000		217,000
Wholesale and retail trade, repair of motor vehicles and motorcycles		165,000		233,000
Transport and storage		416,000		616,000
Accommodation and food service activities		64,000		3,000
Information and communication		757,000		372,000
Financial and insurance activities		3,944,000	[1]	3,840,000	[3]
Real estate activities		1,005,000	[5]	1,302,000	[7]
Professional, scientific and technical activities		133,000		68,000
Administrative and support service activities		319,000		148,000
Public administration and defense, compulsory social security		458,000		364,000
Education		17,000		2,000
Human health services and social work activities		29,000		42,000
Arts, entertainment and recreation		4,000		22,000
Other service activities		260,000		183,000
Activities of extraterritorial organizations and bodies		17
Total		11,380,000		8,235,000
Loans [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Industry Sector [Line Items]
Mining and quarrying		66,000		126,000
Manufacturing		5,000		5,000
Electricity, gas, steam and air conditioning supply		0		75,000
Water supply, sewerage, waste management and remediation activities		0
Construction				1,000
Wholesale and retail trade, repair of motor vehicles and motorcycles		103,000		79,000
Transport and storage		63,000		13,000
Accommodation and food service activities		0
Information and communication		16,000		21,000
Financial and insurance activities		1,177,000	[1]	276,000	[3]
Real estate activities		136,000	[5]	103,000	[7]
Professional, scientific and technical activities		0		0
Administrative and support service activities		95,000		169,000
Public administration and defense, compulsory social security		14,000		10,000
Human health services and social work activities		0		0
Other service activities		280,000		10,000
Activities of extraterritorial organizations and bodies		0
Total		1,954,000		887,000
Loans [Member] | at fair value through OCI [Member]
Credit Risk Profile by Industry Sector [Line Items]
Mining and quarrying	[13],[14]			0
Manufacturing		1,195,000	[15],[16]	1,877,000	[13],[14]
Electricity, gas, steam and air conditioning supply		38,000	[15],[16]	272,000	[13]
Water supply, sewerage, waste management and remediation activities	[15]	3,000
Construction		30,000	[15],[16]	20,000	[13],[14]
Wholesale and retail trade, repair of motor vehicles and motorcycles		809,000	[15],[16]	784,000	[13],[14]
Transport and storage		103,000	[15],[16]	63,000	[13],[14]
Accommodation and food service activities		19	[15]	0	[13],[14]
Information and communication		237,000	[15],[16]	100,000	[13],[14]
Financial and insurance activities		1,589,000	[1],[15],[16]	1,281,000	[3],[13],[14]
Real estate activities		535,000	[5],[15],[16]	122,000	[7],[13],[14]
Professional, scientific and technical activities	[15]	214
Administrative and support service activities		161,000	[15],[16]	157,000	[13],[14]
Public administration and defense, compulsory social security		24,000	[15],[16]	27,000	[13],[14]
Human health services and social work activities	[15]	12
Arts, entertainment and recreation		15,000	[15],[16]	33,000	[13]
Other service activities		81,000	[15],[16]	130,000	[13],[14]
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use		0	[15],[16]	1,000	[13],[14]
Activities of extraterritorial organizations and bodies	[15]	0
Total		5,068,000	[15],[16]	4,867,000	[13],[14]
Off-balance sheet [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Industry Sector [Line Items]
Agriculture, forestry and fishing		24,000		32,000
Mining and quarrying		1,275,000		1,409,000
Manufacturing		14,331,000		13,809,000
Electricity, gas, steam and air conditioning supply		4,489,000		2,967,000
Water supply, sewerage, waste management and remediation activities		264,000		148,000
Construction		3,244,000		3,060,000
Wholesale and retail trade, repair of motor vehicles and motorcycles		6,339,000		6,247,000
Transport and storage		1,201,000		1,108,000
Accommodation and food service activities		150,000		138,000
Information and communication		3,014,000		3,209,000
Financial and insurance activities		34,889,000	[1]	28,491,000	[3]
Real estate activities		399,000	[5]	183,000	[7]
Professional, scientific and technical activities		2,129,000		2,213,000
Administrative and support service activities		493,000		577,000
Public administration and defense, compulsory social security		120,000		123,000
Education		55,000		55,000
Human health services and social work activities		91,000		127,000
Arts, entertainment and recreation		83,000		102,000
Other service activities		628,000		850,000
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use		246,000		282,000
Activities of extraterritorial organizations and bodies		3,000		2,000
Total		73,468,000		65,131,000
Off-balance sheet [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Industry Sector [Line Items]
Agriculture, forestry and fishing		239,000	[17],[18]	224,000	[19],[20]
Mining and quarrying		5,934,000	[17],[18]	4,893,000	[19],[20]
Manufacturing		56,933,000	[17],[18]	53,572,000	[19],[20]
Electricity, gas, steam and air conditioning supply		8,870,000	[17],[18]	6,475,000	[19],[20]
Water supply, sewerage, waste management and remediation activities		1,013,000	[17],[18]	523,000	[19],[20]
Construction		3,039,000	[17],[18]	2,965,000	[19],[20]
Wholesale and retail trade, repair of motor vehicles and motorcycles		18,290,000	[17],[18]	16,540,000	[19],[20]
Transport and storage		5,373,000	[17],[18]	6,088,000	[19],[20]
Accommodation and food service activities		1,314,000	[17],[18]	1,015,000	[19],[20]
Information and communication		16,501,000	[17],[18]	13,244,000	[19],[20]
Financial and insurance activities		95,492,000	[1],[17],[18]	90,138,000	[3],[19],[20]
Real estate activities		7,868,000	[5],[17],[18]	7,061,000	[7],[19],[20]
Professional, scientific and technical activities		5,754,000	[17],[18]	6,190,000	[19],[20]
Administrative and support service activities		5,025,000	[17],[18]	5,007,000	[19],[20]
Public administration and defense, compulsory social security		7,438,000	[17],[18]	6,759,000	[19],[20]
Education		99,000	[17],[18]	72,000	[19],[20]
Human health services and social work activities		1,850,000	[17],[18]	1,725,000	[19],[20]
Arts, entertainment and recreation		1,166,000	[17],[18]	1,402,000	[19],[20]
Other service activities		7,013,000	[17],[18]	4,534,000	[19],[20]
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use		20,488,000	[17],[18]	26,981,000	[19],[20]
Activities of extraterritorial organizations and bodies		1,000	[17],[18]	0	[19],[20]
Total		269,699,000	[17],[18]	255,409,000	[19],[20]
OTC derivatives [Member] | at fair value through P/L [Member]
Credit Risk Profile by Industry Sector [Line Items]
Agriculture, forestry and fishing	[22]	1,000	[21]	1,000	[23],[24]
Mining and quarrying	[22]	145,000	[21]	47,000	[23],[24]
Manufacturing	[22]	1,205,000	[21]	1,303,000	[23],[24]
Electricity, gas, steam and air conditioning supply	[22]	150,000	[21]	142,000	[23],[24]
Water supply, sewerage, waste management and remediation activities	[22]	50,000	[21]	38,000	[23],[24]
Construction	[22]	13,000	[21]	7,000	[23],[24]
Wholesale and retail trade, repair of motor vehicles and motorcycles	[22]	180,000	[21]	599,000	[23],[24]
Transport and storage	[22]	164,000	[21]	173,000	[23],[24]
Accommodation and food service activities	[22]	2,000	[21]	10,000	[23],[24]
Information and communication	[22]	384,000	[21]	289,000	[23],[24]
Financial and insurance activities	[22]	22,093,000	[1],[21]	18,176,000	[3],[23],[24]
Real estate activities	[22]	326,000	[5],[21]	304,000	[7],[23],[24]
Professional, scientific and technical activities	[22]	161,000	[21]	172,000	[23],[24]
Administrative and support service activities	[22]	138,000	[21]	486,000	[23],[24]
Public administration and defense, compulsory social security	[22]	286,000	[21]	303,000	[23],[24]
Education	[22]	55,000	[21]	68,000	[23],[24]
Human health services and social work activities	[22]	46,000	[21]	53,000	[23],[24]
Arts, entertainment and recreation	[22]	17,000	[21]	49,000	[23],[24]
Other service activities	[22]	1,305,000	[21]	165,000	[23],[24]
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	[22]	174,000	[21]	140,000	[23],[24]
Activities of extraterritorial organizations and bodies	[22]	4,000	[21]	29,000	[23],[24]
Total	[22]	26,900,000	[21]	22,555,000	[23],[24]
Debt securities [Member] | at amortized cost [Member]
Credit Risk Profile by Industry Sector [Line Items]
Agriculture, forestry and fishing	[25]	0
Mining and quarrying		41,000	[25],[26]	46,000	[27],[28]
Manufacturing		23,000	[25],[26]	0	[27],[28]
Electricity, gas, steam and air conditioning supply		71,000	[25],[26]	175,000	[27],[28]
Water supply, sewerage, waste management and remediation activities		0	[25]	29,000	[27]
Construction		264,000	[25],[26]	130,000	[27],[28]
Wholesale and retail trade, repair of motor vehicles and motorcycles		0	[25]	0	[27],[28]
Transport and storage		159,000	[25],[26]	66,000	[27],[28]
Accommodation and food service activities		5	[25]	5,000	[27]
Information and communication		31,000	[25],[26]	95,000	[27],[28]
Financial and insurance activities		5,379,000	[1],[2],[25],[26]	4,639,000	[3],[4],[27],[28]
Real estate activities		198,000	[5],[25],[26]	227,000	[7],[8],[27],[28]
Professional, scientific and technical activities		48,000	[25],[26]	49,000	[27],[28]
Administrative and support service activities		19,000	[25],[26]	51,000	[27],[28]
Public administration and defense, compulsory social security		14,160,000	[25],[26]	15,907,000	[27],[28]
Education	[25]	0
Human health services and social work activities		103,000	[25],[26]	99,000	[27]
Arts, entertainment and recreation	[25]	0
Other service activities		450,000	[25],[26]	146,000	[27],[28]
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	[25]	0
Activities of extraterritorial organizations and bodies		704,000	[25],[26]	205,000	[27],[28]
Total		21,655,000	[25],[26]	21,868,000	[27],[28]
Debt securities [Member] | at fair value through P/L [Member]
Credit Risk Profile by Industry Sector [Line Items]
Agriculture, forestry and fishing		2,000		0
Mining and quarrying		553,000		486,000
Manufacturing		1,389,000		1,481,000
Electricity, gas, steam and air conditioning supply		915,000		776,000
Water supply, sewerage, waste management and remediation activities		143,000		26,000
Construction		344,000		387,000
Wholesale and retail trade, repair of motor vehicles and motorcycles		612,000		458,000
Transport and storage		461,000		481,000
Accommodation and food service activities		90,000		90,000
Information and communication		1,048,000		531,000
Financial and insurance activities		29,863,000	[1],[2]	25,416,000	[3],[4]
Real estate activities		1,277,000	[5]	1,159,000	[7],[8]
Professional, scientific and technical activities		256,000		151,000
Administrative and support service activities		471,000		436,000
Public administration and defense, compulsory social security		83,873,000		83,791,000
Education		262,000		160,000
Human health services and social work activities		289,000		95,000
Arts, entertainment and recreation		19,000		58,000
Other service activities		3,514,000		3,028,000
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use		0
Activities of extraterritorial organizations and bodies		2,362,000		1,476,000
Total		127,744,000		120,485,000
Debt securities [Member] | at fair value through OCI [Member]
Credit Risk Profile by Industry Sector [Line Items]
Agriculture, forestry and fishing	[29]	0
Mining and quarrying		2,000	[29],[30]	2,000	[31],[32]
Manufacturing		50,000	[29],[30]	54,000	[31],[32]
Electricity, gas, steam and air conditioning supply		28,000	[29],[30]	20,000	[31],[32]
Water supply, sewerage, waste management and remediation activities	[29]	1
Construction		285,000	[29],[30]	133,000	[31],[32]
Wholesale and retail trade, repair of motor vehicles and motorcycles		3,000	[29],[30]	2,000	[31],[32]
Transport and storage		3,000	[29],[30]	15,000	[31],[32]
Accommodation and food service activities		1	[29]	0	[31],[32]
Information and communication		0	[29],[30]	0	[31],[32]
Financial and insurance activities		5,671,000	[1],[2],[29],[30]	4,789,000	[3],[4],[31],[32]
Real estate activities		181,000	[5],[29],[30]	546,000	[7],[8],[31],[32]
Professional, scientific and technical activities		105,000	[29],[30]	111,000	[31],[32]
Administrative and support service activities		4,000	[29],[30]	8,000	[31],[32]
Public administration and defense, compulsory social security		27,354,000	[29],[30]	22,725,000	[31],[32]
Education		14,000	[29],[30]	9,000	[31]
Human health services and social work activities		0	[29],[30]	11,000	[31]
Arts, entertainment and recreation	[29]	0
Other service activities		13,000	[29],[30]	151,000	[31],[32]
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	[29]	0
Activities of extraterritorial organizations and bodies		522,000	[29],[30]	298,000	[31],[32]
Total		34,236,000	[29],[30]	28,874,000	[31],[32]
Repo and repo-style transactions [Member] | at amortized cost [Member]
Credit Risk Profile by Industry Sector [Line Items]
Agriculture, forestry and fishing	[33]	0
Mining and quarrying	[33]	0
Manufacturing	[33]	43
Electricity, gas, steam and air conditioning supply	[33],[34]	0
Water supply, sewerage, waste management and remediation activities	[33]	0
Construction	[33]	0
Wholesale and retail trade, repair of motor vehicles and motorcycles	[33]	0
Transport and storage	[33]	0
Accommodation and food service activities	[33]	0
Information and communication	[33]	0
Financial and insurance activities	[34]	40,437,000	[1],[2],[33]	14,695,000	[3],[4],[35],[36]
Real estate activities		324	[5],[33]	69,000	[7],[35]
Professional, scientific and technical activities	[33]	0
Administrative and support service activities	[33]	0
Public administration and defense, compulsory social security	[33]	0
Education	[33]	0
Human health services and social work activities	[33]	0
Arts, entertainment and recreation	[33]	0
Other service activities		42	[33]	0	[34],[35],[36]
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	[33]	0
Activities of extraterritorial organizations and bodies	[33]	0
Total	[34]	40,846,000	[33]	14,764,000	[35],[36]
Repo and repo-style transactions [Member] | at fair value through P/L [Member]
Credit Risk Profile by Industry Sector [Line Items]
Agriculture, forestry and fishing	[33]	0
Mining and quarrying	[33]	0
Manufacturing	[33]	42
Electricity, gas, steam and air conditioning supply	[33]	0
Water supply, sewerage, waste management and remediation activities	[33]	0
Construction	[33]	0
Wholesale and retail trade, repair of motor vehicles and motorcycles	[33]	0
Transport and storage	[33]	0
Accommodation and food service activities	[33]	0
Information and communication	[33]	0
Financial and insurance activities	[34]	104,150,000	[1],[2],[33]	76,785,000	[3],[4],[35],[36]
Real estate activities	[5],[33]	7
Professional, scientific and technical activities	[33]	0
Administrative and support service activities	[33]	16
Public administration and defense, compulsory social security	[34]	110,000	[33]	2,154,000	[35],[36]
Education	[33]	0
Human health services and social work activities	[33]	1
Arts, entertainment and recreation	[33]	0
Other service activities	[34]	207,000	[33]	34,000	[35],[36]
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	[33]	0
Activities of extraterritorial organizations and bodies	[33]	117
Total	[34]	104,649,000	[33]	78,973,000	[35],[36]
Repo and repo-style transactions [Member] | at fair value through OCI [Member]
Credit Risk Profile by Industry Sector [Line Items]
Financial and insurance activities	[34]	2,786,000	[1],[2],[33]	1,805,000	[3],[4],[35],[36]
Total	[34]	€ 2,786,000	[33]	€ 1,805,000	[35],[36]

[1]
[8] Includes exposure to Corporates including Holding Companies of € 108 billion , Asset-Backed Securities of € 49 billion , Banks of € 66 billion , Insurance of € 9 billion , Financial Intermediaries of € 15 billion and Public Sector of € 17 billion , all based on internal client classification

[2]	Includes exposure to Corporates including Holding Companies of € 108 billion , Asset-Backed Securities of € 49 billion , Banks of € 66 billion , Insurance of € 9 billion , Financial Intermediaries of € 15 billion and Public Sector of € 17 billion , all based on internal client classification
[3]
[8] Includes exposure to Corporates including Holding Companies of € 96 billion , Asset-Backed Securities of € 44 billion , Banks of € 55 billion , Insurance of € 13 billion , Financial Intermediaries of € 10 billion and Public Sector of € 16 billion , all based on internal client classification

[4]	Includes exposure to Corporates including Holding Companies of € 96 billion , Asset-Backed Securities of € 44 billion , Banks of € 55 billion , Insurance of € 13 billion , Financial Intermediaries of € 10 billion and Public Sector of € 16 billion , all based on internal client classification
[5]	[9] Non-recourse Commercial Real Estate portfolio based on Deutsche Bank’s definition is € 36 billion
[6]	Non-recourse Commercial Real Estate portfolio based on Deutsche Bank’s definition is € 36 billion
[7]	[9] Non-recourse Commercial Real Estate portfolio based on Deutsche Bank’s definition is € 38 billion
[8]	Non-recourse Commercial Real Estate portfolio based on Deutsche Bank’s definition is € 38 billion
[9]	[1] Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 15.6 billion as of December 31, 2024
[10]	Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 15.6 billion as of December 31, 2024
[11]	[1] Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 13.4 billion as of December 31, 2023
[12]	Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 13.4 billion as of December 31, 2023
[13]	[2] Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 44.2 million as of December 31, 2023
[14]	Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 44.2 million as of December 31, 2023
[15]	[2] Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 60.7 million as of December 31, 2024
[16]	Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 60.7 million as of December 31, 2024
[17]	[3] Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 2.2 billion as of December 31, 2024
[18]	Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 2.2 billion as of December 31, 2024
[19]	[3] Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 2.3 billion as of December 31, 2023
[20]	Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 2.3 billion as of December 31, 2023
[21]	[4] Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting
[22]	Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting
[23]	[4] Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting
[24]	Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting
[25]	[5] Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 41.6 million as of December 31, 2024
[26]	Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 41.6 million as of December 31, 2024
[27]	[5] Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 39.5 million as of December 31, 2023
[28]	Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 39.5 million as of December 31, 2023
[29]	[6] Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 25.6 million as of December 31, 2024
[30]	Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 25.6 million as of December 31, 2024
[31]	[6] Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 1.5 million as of December 31, 2023
[32]	Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 1.5 million as of December 31, 2023
[33]	[7] Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed
[34]	Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed
[35]	[7] Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed
[36]	Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed